Annual Total Returns - FidelityStockSelectorLargeCapValueFund-RetailPRO - FidelityStockSelectorLargeCapValueFund-RetailPRO - Fidelity Stock Selector Large Cap Value Fund - Fidelity Stock Selector Large Cap Value Fund
Apr. 01, 2025
Bar Chart Table:
Annual Return 2015	(3.80%)
Annual Return 2016	16.02%
Annual Return 2017	12.33%
Annual Return 2018	(9.18%)
Annual Return 2019	24.63%
Annual Return 2020	4.15%
Annual Return 2021	25.69%
Annual Return 2022	(5.48%)
Annual Return 2023	14.46%
Annual Return 2024	17.16%